Provisions	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Provisions
17. PROVISIONS
Changes in the Group’s provisions for the fiscal years ended December 31, 2025, 2024 and 2023 are as follows:

	Provision for lawsuits and contingencies				Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations				Total
	Non-current		Current		Non-current	Current	Non-current		Current		Non-current	Current
Balance as of December 31, 2022	571		22		96	46	1,904		131		2,571	199

Increases charged to expenses	89		3		80	-	264		-		433	3
Decreases charged to income	(26)		(6)		-	-	(12)		-		(38)	(6)
Increases from business combinations	-		-		-	-	-		-		-	-
Applications due to utilization	(1)		(318)	(4)	-	(50)	-		(122)		(1)	(490)
Net exchange and translation differences	(110)		(1)		(52)	(38)	-		-		(162)	(39)
Result from net monetary position (2)	(1)		-		-	-	-		-		(1)	-
Reclassifications and other movements	(456)	(3)	321		(76)	76	390	(1)	117	(1)	(142)	514

Balance as of December 31, 2023	66		21		48	34	2,546		126		2,660	181

Increases charged to expenses	105		-		187	-	134		-		426	-
Decreases charged to income	(5)		-		(1)	-	(7)		-		(13)	-
Increases from business combinations	-		-		-	-	-		-		-	-
Applications due to utilization	(3)		(17)		-	(72)	-		(30)		(3)	(119)
Net exchange and translation differences	(14)		-		-	(7)	-		-		(14)	(7)
Result from net monetary position (2)	(2)		-		-	-	-		-		(2)	-
Reclassifications and other movements (5)	(18)		17		(135)	81	(1,817)	(1)	(37)	(1)	(1,970)	61

Balance as of December 31, 2024	129		21		99	36	856		59		1,084	116

Increases charged to expenses	41		-		142	-	114		-		297	-
Decreases charged to income	(7)		-		(1)	-	(36)		-		(44)	-
Increases from business combinations	2		-		-	-	12		-		14	-
Applications due to utilization	(1)		(25)		-	(92)	-		(22)		(1)	(139)
Net exchange and translation differences	(28)		(1)		-	-	-		-		(28)	(1)
Result from net monetary position (2)	-		-		-	-	-		-		-	-
Reclassifications and other movements (6)	(25)		25		(172)	174	(515)	(1)	54	(1)	(712)	253

Balance as of December 31, 2025	111		20		68	118	431		91		610	229

(1)
Includes (219), 169 and 494 associated with the annual recalculation of costs of hydrocarbon wells abandonment, which are recognized under “Property, plant, and equipment” line item in the statement of financial position (see Note 8) for the years ended December 31, 2025, 2024 and 2023, respectively.

(2)
Includes the adjustment for inflation of opening balances of provisions of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net profit or loss in the statement of comprehensive income.

(3)
Includes 134 reclassified as “Other liabilities” in the statement of financial position due to the settlement agreement entered with Transportadora de Gas del Norte S.A. for claims related to restrictions in the natural gas market for the period from 2007 to 2010 and 286 reclassified as current “Provision for lawsuits and contingencies” due to the settlement and release agreement (the “Trust Settlement Agreement”) which provides for the full release and discharge of the Group from all claims associated with issues relating to the entities of the Maxus Energy Corporation group (“Maxus”).

(4)	Includes the payment of the amount for the Trust Settlement Agreement for issues related to Maxus.
(5)
Includes 2,023 and 54 corresponding to the provisions for hydrocarbon wells abandonment obligations and for environmental liabilities, respectively, related to the Mature Fields Project reclassified to the “Liabilities directly associated with assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).

(6)
Includes 242 and 4 corresponding to the provisions for hydrocarbon wells abandonment obligations and for environmental liabilities, respectively, related to the “Cerro Fortunoso”, “Valle del Río Grande” and “Manantiales Behr” exploitation concessions within the context of the Optimization plan of the conventional Upstream portfolio reclassified to the “Liabilities directly associated with assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).

The Group is part to a number of labor, commercial, civil, tax, criminal, environmental, customs and administrative proceedings that, either alone or in combination with other proceedings, could, if resolved in whole or in part adversely to the Group, result in the imposition of material costs, judgments, fines or other losses. While the Group believes that such risks have been provisioned appropriately based on the opinions and advice of our legal advisors and in accordance with applicable accounting standards, certain loss contingencies are subject to changes as new information develops and results of the presented evidence are obtained in judicial process, among other factors. It is possible that losses resulting from such risks, if proceedings are decided in whole or in part adversely to the Group, could significantly exceed the recorded provisions.
Likewise, due to its operations, the Group is subject to various laws and regulations relating to the protection of the environment (see Note 2.c) “Provisions” section).

17.a) Provision for lawsuits and contingencies
The Group has recognized pending lawsuits, claims and contingencies, which are probable and can be reasonably estimated. The most significant pending lawsuits and contingencies are described below:
17.a.1) Liabilities and contingencies assumed by the Argentine Government before 1990
Under YPF’s Privatization Law, the Argentine Government took over certain obligations of the predecessor company as of December 31, 1990. In certain lawsuits related to events or acts that took place before December 31, 1990, YPF has been required to make advance payments in compliance with certain judicial decisions. YPF has the right to be reimbursed for these payments by the Argentine Government based on the indemnity mentioned above.
In pending lawsuits, YPF has claimed its right to be indemnified by the Argentine Government for events and contingencies prior to January 1, 1991 under Law No. 24,145 (YPF’s Privatization Law) and Decree No. 546/1993.
On September 2, 2025, the CSJN issued an order in which it considered that YPF lacked standing as a defendant, as it had no legal relationship with respect to claims for environmental liabilities not assumed by YPF and assumed by the Argentine Government under the terms of the YPF’s Privatization Law.
17.a.2) Users and Consumers Association
The Users and Consumers Association claims (originally against Repsol YPF S.A. before extending its claim to YPF) the reimbursement of the overprice allegedly charged to bottled LPG consumers from periods between years 1993 to 1997 and from 1997 to 2001.
On December 28, 2015, the Lower Court rendered judgment admitting the claim for compensation from period between years 1993-1997 filed by the Users and Consumers Association against YPF and ordered the Company to transfer the amount of 98 plus interest (to be estimated by the accounting expert in the settlement period) to the SE, to be allocated to the trust fund created under Law No. 26,020.
The judgment rejects the claim for the items corresponding to the period 1997-2001, considering that YPF’s position in the domestic bulk LPG market had not been sufficiently proved. Furthermore, the judgment dismissed the complaint against Repsol S.A., as Repsol YPF S.A. had no equity interest in YPF, nor any other kind of relation with YPF from 1993 to 1997, period in which the plaintiffs claim YPF abused its dominant position.
Both parties filed an appeal against that judgment, which was admitted with suspensive effect.
On December 7, 2017, the Company was notified about the Court of Second Appeals’ judgment, which: (i) confirmed the claims for compensation for the 1993-1997 period; (ii) extends the Users and Consumers Association claim from period between years 1997 to 1999 under the item “equity transfer of consumers to producers for the higher cost of LPG”, deferring the settlement related to this item to the execution stage of the judgment; and (iii) partially grants the appeal filed by the defendant with respect to the item “damage caused by lower or different energy consumption due to the higher cost of LPG”.

It should be noted that the judgment confirmed by the Court of Second Appeals does not order YPF to pay the claimant the ultimately settled amount, but rather to transfer such funds to the SE for the funds to be allocated to a trust fund created by Law No. 26,020, in order to expand the natural gas network in areas with lower resources according to the criteria established by the enforcement authority. The enforcement authority, within 6 months from the settlement of the judgment amount becomes final, must present the corresponding feasibility studies (Decree No. 470/2015) together with a work plan beginning within 6 months from the presentation of the feasibility studies.
Finally, the Company filed an extraordinary appeal against the Court of Second Appeals’ judgment, which was sustained and the file was submitted to the CSJN, being the enforcement of the Court of Second Appeals’ judgment still suspended as of the date of issuance of the consolidated financial statements.
On June 2, 2021, the CSJN forwarded the file to the National Attorney General’s Office for its opinion on the legal merits of the extraordinary appeal.
On April 13, 2023, the National Attorney General’s Office issued an opinion recommending the CSJN to grant the extraordinary appeal lodged by YPF and to reverse the Court of Second Appeals’ judgment. As of the date of issuance of these consolidated financial statements, the extraordinary appeal is pending resolution.
17.a.3) Environmental claims

•	La Plata
In relation to the operation of the refinery owned by YPF in La Plata city, Province of Buenos Aires, there are certain judicial claims, mostly filed by neighbors of the area seeking (i) compensation for damages arising from the alleged environmental contamination caused by the operation of the La Plata Refinery and (ii) the environmental remediation of the waterways adjacent to the mentioned refinery. Should these claims be sustained, they could demand additional investments related to the operation of La Plata Refinery.
In 2006 YPF submitted a presentation before the Environmental Policy Secretariat of the Province of Buenos Aires, whereby it suggested the performance of a study for the characterization of risks associated with the aforementioned contamination.
On January 25, 2011, YPF executed an agreement with the Provincial Agency for Sustainable Development (“OPDS”, by its acronym in Spanish) of the Province of Buenos Aires, under the Remediation, Liability and Environmental Risk Control Program, created under Resolution No. 88/2010 of the OPDS. Under this agreement, the parties agreed to jointly perform a work program in the channels adjacent to La Plata Refinery over a term of 8 years, and which involved the characterization and risk assessment studies of channel sediments. The agreement provides that should corrective actions be detected as a result of the risk assessment studies, the different alternatives and available techniques will be considered, as well as the steps needed for their implementation. Dating studies of deposited material will also be performed under the agreement, in order to determine the responsibilities of the Argentine Government in view of its obligation to hold YPF harmless in accordance with the article 9 of YPF’s Privatization Law. This study proved between 88% to 91% of the hydrocarbons present in the channels were deposited prior to 1991. In this context, YPF, with the agreement of the OPDS, carried out several studies and characterizations through specialized consultants whose progress was notified to the provincial agency. The agreement was replaced by Resolution No. 380/2019 issued by the OPDS, which approves the remediation modality suggested by YPF (monitored natural recovery) over a term of 24 months. YPF has answered all points required by the OPDS and requested the extension of the resolution. On June 26, 2023, through Resolution No. 2,775/2023 issued by the Ministry of Environment of the Province of Buenos Aires, YPF obtained a two-year
extension to continue with the remediation and monitoring works through the suggested remediation modality (monitored natural recovery).

Regarding the judicial claims mentioned above, on February 7, 2022, the Company was notified of the first instance judgment which considered the environmental damage had been proved, and therefore ordered that activities should cease and the environmental damage affecting the waterways adjacent to La Plata Refinery be remedied. This decision determined the co-defendants’
joint liability for the damages in the following proportions: YPF 90% (the Argentine Government 80% and YPF 20%) and the 2
co-defendant
companies 10%. The decision was appealed by the Company. On August 29, 2024 the Court of Appeals confirmed the obligation to cease and remedy the environmental damage determined in the first instance. The co-defendants
filed an extraordinary appeal to the CSJN and, as of the date of issuance of these consolidated financial statements, such appeal is pending resolution.

•	Quilmes
As regards with a fuel leak in the polyduct running from La Plata to Dock Sud (Progressive 37), in the Province of Buenos Aires, currently operated by YPF, which occurred in 1988 when YPF was an Argentine state-owned company, as a result of an unlawful act that caused the rupture of the polyduct, there are several claims, mostly brought by neighbors of the area where they claim (i) compensation for personal damages allegedly caused by such event and (ii) environmental remediation. These processes are at the discovery stage. Fuel would have emerged and become perceptible in November 2002, which resulted in remediation works conducted by the Company since then in the affected area, supervised by the environmental authority of the Province of Buenos Aires.
The Argentine Government denied any responsibility to indemnify YPF in this case, wherefore the Company sued the Argentine Government to obtain a judicial decision declaring the invalidity of such decision. As of the date of issuance of these consolidated financial statements, this lawsuit is pending resolution.

•	Other environmental claims
In addition to the claims discussed above, the Group has other environmental lawsuits in progress where it is claimed (i) individual damages and/or (ii) environmental remediation and/or (iii) collective damages. These proceedings are related to the activities performed by the Group in different jurisdictions of Argentina. In all these cases, considering the information available to date, the estimated time remaining until the end of the proceedings, and the results of the additional evidence to be presented during the continuation of the litigation, the Group has set up a provision in an amount it considers sufficient to face these claims.
17.a.4) Other pending litigation
During the normal course of business, the Group has been sued in numerous legal proceedings at labor, civil and commercial courts. The Company, in consultation with its external counsel, has established a provision considering to such end the best estimate based on information available as of the date of issuance of these consolidated financial statements, including legal fees and court costs.
17.b) Provision for environmental liabilities and Provision for hydrocarbon wells abandonment obligations
Based on the Group’s current remediation and hydrocarbon well abandonment plans, the Group has set up a provision for environmental liabilities, where assessments and/or remedial actions are probable and can reasonably be estimated, and for hydrocarbon well abandonment obligations, considering the number of wells not yet abandoned, the costs and schedule for the timing of disbursements.